UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-43

                                Investment Trust
                                ----------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Capital Growth Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                    Value ($)
                                                                                  --------------------------------------------

Common Stocks 98.0%
Consumer Discretionary 14.7%
Automobiles 1.6%
Harley-Davidson, Inc.                                                                     321,100                  19,506,825
                                                                                                                  -----------
Hotels Restaurants & Leisure 2.2%
International Game Technology (b)                                                         396,200                  13,621,356
YUM! Brands, Inc.                                                                         295,800                  13,955,844
                                                                                                                  -----------
                                                                                                                   27,577,200

Household Durables 0.3%
Fortune Brands, Inc.                                                                       54,300                   4,190,874
                                                                                                                  -----------
Internet & Catalog Retail 1.2%
eBay, Inc.*                                                                               124,500                  14,476,860
                                                                                                                  -----------
Media 4.6%
Comcast Corp. "A"*                                                                        336,900                  11,063,796
McGraw-Hill Companies, Inc.                                                               181,700                  16,632,818
Omnicom Group, Inc.                                                                       212,800                  17,943,296
Viacom, Inc. "B"                                                                          306,700                  11,160,813
                                                                                                                  -----------
                                                                                                                   56,800,723

Multiline Retail 2.6%
Kohl's Corp.*                                                                             114,500                   5,629,965
Target Corp.                                                                              507,400                  26,349,282
                                                                                                                  -----------
                                                                                                                   31,979,247

Specialty Retail 2.2%
Bed Bath & Beyond, Inc.*                                                                   97,500                   3,883,425
Home Depot, Inc.                                                                           84,700                   3,620,078
Lowe's Companies, Inc.                                                                    181,400                  10,446,826
Staples, Inc.                                                                             264,700                   8,923,037
                                                                                                                  -----------
                                                                                                                   26,873,366

Consumer Staples 11.4%
Beverages 2.3%
PepsiCo, Inc.                                                                             537,400                  28,052,280
                                                                                                                  -----------
Food & Staples Retailing 3.9%
Wal-Mart Stores, Inc.                                                                     658,000                  34,755,560
Walgreen Co.                                                                              367,800                  14,112,486
                                                                                                                  -----------
                                                                                                                   48,868,046

Food Products 1.7%
Dean Foods Co.*                                                                            93,200                   3,070,940
Hershey Foods Corp.                                                                       161,500                   8,969,710
Kellogg Co.                                                                               215,800                   9,637,628
                                                                                                                  -----------
                                                                                                                   21,678,278

Household Products 3.5%
Colgate-Palmolive Co.                                                                     191,400                   9,792,024
Kimberly-Clark Corp.                                                                       92,800                   6,107,168
Procter & Gamble Co.                                                                      490,300                  27,005,724
                                                                                                                  -----------
                                                                                                                   42,904,916

Energy 9.5%
Energy Equipment & Services 4.1%
Baker Hughes, Inc.                                                                        333,100                  14,213,377
Nabors Industries Ltd.*                                                                   271,500                  13,925,235
Schlumberger Ltd.                                                                         246,100                  16,476,395
Transocean, Inc.*                                                                         160,800                   6,816,312
                                                                                                                  -----------
                                                                                                                   51,431,319

Oil & Gas 5.4%
ConocoPhillips                                                                            215,700                  18,729,231
Devon Energy Corp.                                                                        415,000                  16,151,800
EOG Resources, Inc.                                                                       446,800                  31,883,648
                                                                                                                  -----------
                                                                                                                   66,764,679

Financials 9.0%
Banks 1.3%
Bank of America Corp.                                                                     344,100                  16,169,259
                                                                                                                  -----------
Capital Markets 2.0%
Goldman Sachs Group, Inc.                                                                  60,100                   6,252,804
Lehman Brothers Holdings, Inc.                                                             78,100                   6,832,188
Morgan Stanley                                                                            207,800                  11,537,056
                                                                                                                  -----------
                                                                                                                   24,622,048

Consumer Finance 2.2%
American Express Co.                                                                      478,200                  26,956,134
                                                                                                                  -----------
Diversified Financial Services 1.6%
Citigroup, Inc.                                                                           422,266                  20,344,776
                                                                                                                  -----------
Insurance 1.9%
AFLAC, Inc.                                                                               292,500                  11,653,200
American International Group, Inc.                                                        179,330                  11,776,601
                                                                                                                  -----------
                                                                                                                   23,429,801

Health Care 21.0%
Biotechnology 5.1%
Amgen, Inc.*                                                                              104,200                   6,684,430
Biogen Idec, Inc.*                                                                        185,100                  12,329,511
Genentech, Inc.*                                                                          524,700                  28,564,668
Gilead Sciences, Inc.*                                                                    464,900                  16,266,851
                                                                                                                  -----------
                                                                                                                   63,845,460

Health Care Equipment & Supplies 5.6%
Baxter International, Inc.                                                                300,300                  10,372,362
Boston Scientific Corp.*                                                                  325,600                  11,575,080
C.R. Bard, Inc.                                                                           130,200                   8,330,196
Hospira, Inc.*                                                                             47,580                   1,593,930
Medtronic, Inc.                                                                           327,700                  16,276,859
Zimmer Holdings, Inc.*                                                                    268,230                  21,490,588
                                                                                                                  -----------
                                                                                                                   69,639,015

Health Care Providers & Services 2.5%
UnitedHealth Group, Inc.                                                                  348,200                  30,652,046
                                                                                                                  -----------
Pharmaceuticals 7.8%
Abbott Laboratories                                                                       475,900                  22,200,735
Eli Lilly & Co.                                                                           154,800                   8,784,900
Johnson & Johnson                                                                         667,300                  42,320,166
Pfizer, Inc.                                                                              859,725                  23,118,005
                                                                                                                  -----------
                                                                                                                   96,423,806

Industrials 8.5%
Aerospace & Defense 2.1%
United Technologies Corp.                                                                 251,200                  25,961,520
                                                                                                                  -----------
Air Freight & Logistics 1.3%
FedEx Corp.                                                                               166,500                  16,398,585
                                                                                                                  -----------
Industrial Conglomerates 4.5%
3M Co.                                                                                    131,800                  10,816,826
General Electric Co.                                                                    1,242,900                  45,365,850
                                                                                                                  -----------
                                                                                                                   56,182,676

Machinery 0.6%
Caterpillar, Inc.                                                                          74,000                   7,215,740
                                                                                                                  -----------
Information Technology 22.3%
Communications Equipment 3.2%
Cisco Systems, Inc.*                                                                    1,109,700                  21,417,210
QUALCOMM, Inc.*                                                                           442,800                  18,774,720
                                                                                                                  -----------
                                                                                                                   40,191,930

Computers & Peripherals 4.6%
Dell, Inc.*                                                                               261,200                  11,006,968
EMC Corp.*                                                                              1,537,000                  22,855,190
International Business Machines Corp.                                                     230,700                  22,742,406
                                                                                                                  -----------
                                                                                                                   56,604,564

IT Consulting & Services 2.7%
Accenture Ltd. "A"*                                                                       434,200                  11,723,400
Fiserv, Inc.*                                                                             400,800                  16,108,152
Paychex, Inc.                                                                             164,600                   5,609,568
                                                                                                                  -----------
                                                                                                                   33,441,120

Semiconductors & Semiconductor Equipment 3.7%
Intel Corp.                                                                             1,047,280                  24,495,879
Linear Technology Corp.                                                                   359,300                  13,926,468
Texas Instruments, Inc.                                                                   287,300                   7,073,326
                                                                                                                  -----------
                                                                                                                   45,495,673

Software 8.1%
Adobe Systems, Inc.                                                                        61,900                   3,883,606
Electronic Arts, Inc.* (b)                                                                296,300                  18,275,784
Intuit, Inc.*                                                                             178,500                   7,855,785
Microsoft Corp.                                                                         1,813,500                  48,438,585
Oracle Corp.*                                                                             759,000                  10,413,480
Symantec Corp.*                                                                           424,900                  10,945,424
                                                                                                                  -----------
                                                                                                                   99,812,664

Materials 0.9%
Chemicals
Ecolab, Inc.                                                                              301,600                  10,595,208
                                                                                                                  -----------
Telecommunication Services 0.7%
Diversified Telecommunication Services
Verizon Communications, Inc.                                                              212,400                   8,604,324
                                                                                                                  -----------

Total Common Stocks (Cost $850,836,556)                                                                         1,213,690,962
                                                                                                                -------------
Exchange Traded Fund 0.5%
Semiconductor HOLDRs Trust
(Cost $6,289,231)                                                                         180,400                   6,018,144
                                                                                                                  -----------
Securities Lending Collateral 1.9%
Daily Assets Fund Institutional 2.25% (c)(d)
(Cost $23,298,500)                                                                     23,298,500                  23,298,500
                                                                                                                  -----------
Cash Equivalents 0.6%
Scudder Cash Management QP Trust 2.24% (a)
(Cost $7,609,573)                                                                       7,609,573                   7,609,573
                                                                                                                  -----------

                                                                                             % of
                                                                                       Net Assets                    Value ($)
                                                                                       ----------                    ---------

Total Investment Portfolio  (Cost $888,033,860)                                             101.0               1,250,617,179
Other Assets and Liabilities, Net                                                            -1.0                 -11,958,846
                                                                                                                -------------
Net Assets                                                                                  100.0               1,238,658,333
                                                                                                                =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*     Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2004 amounted to $22,639,952, which is 1.8% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

HOLDRs: Holding Company Depositary Receipts

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Capital Growth Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Capital Growth Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005